UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

LIQUID RESERVES PORTFOLIO

FORM N-Q

NOVEMBER 30, 2017

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.7%
Certificates of Deposit - 31.2%
Bank of Montreal	1.400%	2/7/18	$160,000,000	$159,998,699
Bank of Montreal	1.400%	3/7/18	80,600,000	80,567,766
Bank of Nova Scotia (1 mo. USD LIBOR + 0.160%)	1.489%	6/26/18	89,975,000	89,977,289	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.480%	4/10/18	48,155,000	48,144,331
Barclays Bank PLC	1.520%	3/30/18	300,000,000	300,097,023
BNP Paribas NY Branch	1.450%	1/2/18	100,000,000	100,024,668
BNP Paribas NY Branch	1.450%	1/16/18	248,500,000	248,583,041
BNP Paribas NY Branch (1 mo. USD LIBOR + 0.180%)	1.474%	5/22/18	74,000,000	73,997,496	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.130%)	1.592%	5/25/18	160,000,000	160,086,928	(a)
Citibank N.A.	1.400%	1/25/18	80,000,000	79,997,886
Citibank N.A.	1.380%	2/16/18	134,155,000	134,120,644
Credit Suisse NY (1 mo. USD LIBOR + 0.190%)	1.528%	12/28/17	239,000,000	239,061,239	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.260%)	1.505%	7/12/18	43,905,000	43,921,591	(a)
HSBC Bank USA (1 mo. USD LIBOR + 0.160%)	1.403%	8/2/18	48,000,000	48,007,051	(a)
KBC Bank NV	1.180%	12/1/17	85,000,000	85,000,019
KBC Bank NV	1.180%	12/4/17	29,490,000	29,490,006
KBC Bank NV	1.360%	1/3/18	100,000,000	100,011,253
KBC Bank NV	1.380%	1/12/18	117,200,000	117,217,003
KBC Bank NV	1.400%	1/29/18	96,000,000	96,017,178
Landesbank Hessen-Thuringen	1.170%	12/5/17	50,000,000	49,999,778
Landesbank Hessen-Thuringen	1.170%	12/6/17	143,000,000	142,999,189
Lloyds Bank PLC (1 mo. USD LIBOR + 0.180%)	1.426%	5/14/18	59,000,000	59,016,400	(a)
Mitsubishi UFJ Trust & Banking NY (1 mo. USD LIBOR + 0.200%)	1.483%	5/18/18	177,000,000	176,997,033	(a)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.180%)	1.424%	1/9/18	136,500,000	136,542,607	(a)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.190%)	1.477%	3/20/18	100,000,000	100,032,824	(a)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.190%)	1.477%	3/21/18	200,000,000	200,063,862	(a)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.190%)	1.432%	4/5/18	145,000,000	145,035,379	(a)
National Australia Bank Ltd. (1 mo. USD LIBOR + 0.480%)	1.722%	12/5/17	47,000,000	47,003,689	(a)
National Bank of Canada (1 mo. USD LIBOR + 0.110%)	1.352%	4/4/18	98,155,000	98,175,343	(a)
National Bank of Canada (1 mo. USD LIBOR + 0.130%)	1.373%	5/3/18	150,000,000	150,028,350	(a)
Norinchukin Bank (1 mo. USD LIBOR + 0.160%)	1.402%	4/5/18	234,500,000	234,552,310	(a)
Norinchukin Bank (1 mo. USD LIBOR + 0.160%)	1.405%	4/12/18	190,155,000	190,185,995	(a)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.150%)	1.488%	5/29/18	56,055,000	56,060,389	(a)
Royal Bank of Canada (1 mo. USD LIBOR + 0.130%)	1.372%	3/1/18	240,000,000	240,091,174	(a)
Royal Bank of Canada	1.468%	5/29/18	30,000,000	30,001,166	(a)
Royal Bank of Canada (3 mo. USD LIBOR + 0.130%)	1.440%	6/12/18	49,000,000	49,026,566	(a)
Skandinaviska Enskilda Banken AB	1.380%	3/14/18	35,075,000	35,066,695
Standard Chartered Bank (1 mo. USD LIBOR + 0.180%)	1.474%	6/22/18	205,000,000	204,994,717	(a)
Standard Chartered Bank	1.436%	1/10/18	226,000,000	226,076,103
Standard Chartered Bank (1 mo. USD LIBOR + 0.180%)	1.508%	5/22/18	100,000,000	100,009,057	(a)
Standard Chartered Bank (1 mo. USD LIBOR + 0.180%)	1.541%	5/29/18	148,000,000	148,000,000	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.160%)	1.489%	1/26/18	50,000,000	50,015,461	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.160%)	1.510%	1/31/18	6,000,000	6,001,948	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.200%)	1.442%	2/1/18	150,000,000	150,058,638	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.200%)	1.442%	2/6/18	38,540,000	38,554,688	(a)
Sumitomo Mitsui Banking Corp.	1.400%	2/9/18	84,000,000	83,996,993

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.180%)	1.423%	3/7/18	$95,600,000	$95,628,302	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.170%)	1.414%	4/9/18	99,000,000	99,011,592	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.200%)	1.494%	5/22/18	250,000,000	250,013,355	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.200%)	1.538%	5/29/18	40,000,000	40,001,380	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.170%)	1.413%	12/4/17	184,000,000	184,004,488	(a)
Sumitomo Mitsui Trust Bank Ltd.	1.290%	1/2/18	100,000,000	99,996,477
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.200%)	1.442%	2/6/18	185,350,000	185,420,639	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.180%)	1.423%	3/7/18	194,600,000	194,657,611	(a)
Svenska Handelsbanken AB	1.315%	12/11/17	85,000,000	85,002,935

Total Certificates of Deposit				6,616,644,244

Commercial Paper - 31.4%
Abbey National Treasury Services PLC	1.070%	12/1/17	64,517,000	64,514,982	(b)
ABN AMRO Funding USA LLC	1.430 - 1.640%	3/8/18	51,700,000	51,496,492	(b)(c)
ABN AMRO Funding USA LLC	1.503 - 1.640%	3/9/18	89,250,000	88,894,607	(b)
ABN AMRO Funding USA LLC	1.503 - 1.640%	3/9/18	24,750,000	24,651,446	(b)
ABN AMRO Funding USA LLC	1.542%	4/23/18	75,000,000	74,541,000	(b)(c)
ABN AMRO Funding USA LLC	1.562%	5/1/18	43,000,000	42,719,678	(b)(c)
ABN AMRO Funding USA LLC	1.613%	5/16/18	73,600,000	73,062,602	(b)(c)
ANZ New Zealand International Ltd.	1.521%	4/12/18	90,000,000	89,523,860	(b)(c)
ANZ New Zealand International Ltd.	1.400%	1/24/18	78,000,000	77,852,591	(b)(c)
ANZ New Zealand International Ltd. (3 mo. USD LIBOR + 0.120%)	1.599%	5/29/18	71,000,000	71,045,510	(a)(c)
ASB Finance Ltd. (1 mo. USD LIBOR + 0.150%)	1.395%	3/12/18	55,000,000	55,019,760	(a)(c)
ASB Finance Ltd. (1 mo. USD LIBOR + 0.130%)	1.477%	3/29/18	84,000,000	84,021,950	(a)(c)
Australia & New Zealand Banking Group Ltd.	1.201%	12/1/17	19,440,000	19,439,351	(b)(c)
Australia & New Zealand Banking Group Ltd.	1.481%	4/12/18	195,000,000	193,968,364	(b)(c)
Australia & New Zealand Banking Group Ltd. (1 mo. USD LIBOR + 0.150%)	1.497%	8/29/18	100,000,000	100,006,887	(a)(c)
Automatic Data Processing Inc.	1.140%	12/6/17	150,000,000	149,971,800	(b)(c)
Bank Nederlandse Gemeenten NV	1.241%	12/5/17	443,000,000	442,925,244	(b)(c)
Bank Nederlandse Gemeenten NV	1.200%	12/6/17	317,000,000	316,935,649	(b)(c)
Bank of Nova Scotia	1.390%	1/16/18	214,000,000	213,624,501	(b)(c)
Barclays Bank PLC	1.160%	12/1/17	425,000,000	424,986,034	(b)(c)
Barclays Bank PLC	1.180%	12/6/17	58,275,000	58,263,384	(b)(c)
BNP Paribas Fortis SA	1.070%	12/1/17	62,070,000	62,067,983	(b)
BNP Paribas NY	1.481%	4/10/18	75,000,000	74,584,348	(b)
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.130%)	1.413%	4/19/18	60,155,000	60,161,471	(a)(c)
BPCE SA	1.386%	1/31/18	100,000,000	99,781,622	(b)(c)
Caisse des Depots et Consignations	1.231%	12/6/17	65,000,000	64,987,044	(b)(d)
Canadian Imperial Bank of Commerce	1.400%	2/9/18	224,000,000	223,419,063	(b)(c)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.180%)	1.467%	9/21/18	160,600,000	160,631,052	(a)(c)
Credit Agricole Corporate and Investment Bank	1.070%	12/1/17	63,892,000	63,889,991	(b)
Credit Suisse NY	1.633%	5/8/18	290,000,000	287,958,351	(b)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Danske Corp.	1.324%	12/27/17	$14,000,000	$13,986,497	(b)(c)
Danske Corp.	1.405%	3/13/18	60,000,000	59,753,486	(b)(c)
DBS Bank Ltd.	1.415%	2/6/18	35,000,000	34,906,188	(b)(c)
DBS Bank Ltd.	1.415%	2/7/18	100,000,000	99,727,642	(b)(c)
DBS Bank Ltd.	1.427%	2/13/18	49,000,000	48,853,511	(b)(c)
HSBC Bank PLC (1 mo. USD LIBOR + 0.160%)	1.489%	7/26/18	94,500,000	94,513,760	(a)(c)
HSBC USA Inc. (1 mo. USD LIBOR + 0.160%)	1.410%	2/15/18	125,000,000	125,051,517	(a)(c)
HSBC USA Inc.	1.364%	2/16/18	56,410,000	56,239,134	(b)(c)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.150%)	1.393%	12/7/17	163,875,000	163,882,025	(a)
ING U.S. Funding LLC	1.410%	2/5/18	85,000,000	84,780,584	(b)
ING U.S. Funding LLC	1.491%	4/9/18	18,155,000	18,056,464	(b)
ING U.S. Funding LLC	1.522%	4/23/18	100,000,000	99,380,000	(b)
JPMorgan Securities LLC	1.406%	12/18/17	128,500,000	128,420,073	(b)
JPMorgan Securities LLC	1.593%	5/1/18	50,000,000	49,669,822	(b)
Kreditanstalt Fuer Wiederaufbau	1.304%	1/2/18	75,000,000	74,915,300	(b)(c)
Kreditanstalt Fuer Wiederaufbau	1.335%	1/19/18	100,000,000	99,827,361	(b)(c)
Landesbank Hessen-Thuringen	1.324%	12/28/17	178,000,000	177,826,391	(b)(c)
Mitsubishi UFJ Trust & Banking Corp.	1.390%	12/6/17	200,000,000	199,955,934	(b)(c)
Novartis Finance Corp.	1.171%	12/11/17	24,500,000	24,491,653	(b)(c)
NRW Bank	1.315%	12/19/17	100,000,000	99,931,336	(b)(c)
NRW Bank	1.410%	3/7/18	144,600,000	144,038,952	(b)(c)
Societe Generale SA	1.420%	1/31/18	50,000,000	49,884,956	(b)(c)
Toronto Dominion Bank NY	1.410%	2/12/18	199,000,000	198,405,643	(b)(c)
Toronto Dominion Bank NY	1.400 - 1.410%	3/13/18	153,600,000	152,938,164	(b)(c)
Toronto Dominion Bank NY	1.400 - 1.410%	3/13/18	44,500,000	44,308,257	(b)(c)
Toronto Dominion Bank NY (1 mo. USD LIBOR + 0.120%)	1.362%	4/5/18	95,000,000	95,022,104	(a)(c)
UBS AG (1 mo. USD LIBOR + 0.130%)	1.373%	4/3/18	85,000,000	85,010,162	(a)(c)
UBS AG (3 mo. USD LIBOR + 0.200%)	1.679%	5/31/18	144,750,000	144,881,054	(a)(c)
Unilever Capital Corp.	1.040%	12/1/17	30,000,000	29,999,065	(b)(c)
United Overseas Bank Ltd.	1.380%	1/3/18	150,000,000	149,818,242	(b)(c)

Total Commercial Paper				6,663,421,894

Corporate Bonds & Notes - 0.1%
Lloyds Bank PLC	1.750%	5/14/18	9,466,000	9,468,495
Nordea Bank AB	1.625%	5/15/18	20,905,000	20,900,966	(d)

Total Corporate Bonds & Notes				30,369,461

Medium-Term Notes - 0.2%
Commonwealth Bank of Australia	1.625%	3/12/18	33,225,000	33,227,752

Time Deposits - 32.4%
ABN AMRO Bank NV	1.130%	12/1/17	530,864,000	530,864,000
Bank of New York	1.070%	12/1/17	221,807,000	221,807,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.080%	12/1/17	66,250,000	66,250,000
Banque Nationale Du Canada	1.080%	12/1/17	540,000,000	540,000,000
BNP Paribas NY Branch	1.080%	12/1/17	245,000,000	245,000,000
CIBC World Markets Corp.	1.080%	12/1/17	450,000,000	450,000,000
Credit Agricole CIB	1.070%	12/1/17	635,051,000	635,051,000
Den Norske Bank NY	1.060%	12/1/17	646,000,000	646,000,000
Mizuho Bank Ltd.	1.120%	12/1/17	175,000,000	175,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Time Deposits -(continued)
Natixis	1.080%	12/1/17	$573,000,000	$573,000,000
Nordea Bank AB	1.070%	12/1/17	635,000,000	635,000,000
Skandinaviska Enskilda Banken AB	1.080%	12/1/17	727,500,000	727,500,000
Svenska Handelsbanken AB	1.060%	12/1/17	634,935,000	634,935,000
Swedbank AB	1.070%	12/1/17	806,000,000	806,000,000

Total Time Deposits				6,886,407,000

Repurchase Agreements - 5.4%
Bank of America Corp. tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $628,582,639; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 9.375% due 12/1/17 to 12/1/77; Market value - $659,350,323)	1.340%	5/3/18	625,000,000	625,000,000

Federal Reserve Bank of New York tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $10,000,278; (Fully collateralized by U.S. government obligations, 7.875% due 2/15/21; Market value - $10,000,375)	1.000%	12/1/17	10,000,000	10,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/3/17; Proceeds at maturity - $201,223,444; (Fully collateralized by various corporate bonds and notes and municipal bonds, 0.830% to 9.750% due 1/16/18 to 2/15/98; Market value - $212,501,462)	1.430%	5/3/18	200,000,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/3/17; Proceeds at maturity - $100,611,722; (Fully collateralized by various municipal bonds, 0.830% to 7.672% due 2/15/26 to 11/15/47; Market value - $105,013,963)	1.430%	5/3/18	100,000,000	100,000,000

Wells Fargo Bank N.A. tri-party repurchase agreement dated 11/30/17; Proceeds at maturity - $200,007,000; (Fully collateralized by various corporate bonds & notes, 0.875% to 4.250% due 4/10/18 to 11/22/27; Market value - $204,000,981)	1.260%	12/1/17	200,000,000	200,000,000

Total Repurchase Agreements				1,135,000,000

TOTAL INVESTMENTS - 100.7% (Cost - $21,363,659,339)				21,365,070,351
Liabilities in Excess of Other Assets - (0.7)%				(139,861,794)

TOTAL NET ASSETS - 100.0%				$21,225,208,557

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation used in this schedule:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$21,365,070,351	—	$21,365,070,351

†	See Schedule of Investments for additional detail categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018